Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	EASTERLY GOVERNMENT PROPERTIES, INC.
Entity Central Index Key	0001622194